Right-of-use assets, long-term financial assets and lease liabilities	6 Months Ended
Jun. 30, 2025
Right-of-use assets, long-term financial assets and lease liabilities
Right-of-use assets, long-term financial assets and lease liabilities

6.Right-of-use assets, long-term financial assets and lease liabilities

AC Immune recognized no additions for its right-of-use of leased assets for the six months ended June 30, 2025.

Regarding lease liabilities, the amortization depends on the rate implicit in the contract or the incremental borrowing rate for the respective lease component. The weighted averages of the incremental borrowing rates are 3.5% for buildings, 3.3% for office equipment and 7.2% for IT equipment, respectively.

The following table shows the movements in the net book values of right-of-use of leased assets for the six months ended June 30, 2025:

		Office	IT
In CHF thousands	Buildings	equipment	equipment	Total
Balance as of December 31, 2024	5,320	91	26	5,437
Depreciation	(497)	(11)	(3)	(511)
Balance as of June 30, 2025	4,823	80	23	4,926

There are no variable lease payments that are not included in the measurement of lease obligations. All extension options have been included in the measurement of lease obligations.

For the three and six months ended June 30, 2025, and 2024, the impact on the Company’s condensed consolidated statements of income/(loss) and the condensed consolidated statements of cash flows is as follows:

	For the Three Months
	Ended June 30,
In CHF thousands	2025	2024
Statements of income/(loss)
Depreciation of right-of-use assets	260	169
Interest expense on lease liabilities	45	29
Expense for short-term leases and leases of low value	188	170
Total	493	368

Statements of cash flows
Total cash outflow for leases	488	372

	For the Six Months
	Ended June 30,
In CHF thousands	2025	2024
Statements of income/(loss)
Depreciation of right-of-use assets	511	337
Interest expense on lease liabilities	92	59
Expense for short-term leases and leases of low value	365	363
Total	968	759

Statements of cash flows
Total cash outflow for leases	965	762

The following table presents the contractual undiscounted cash flows for lease obligations as of June 30, 2025:

As of
In CHF thousands	June 30, 2025
Less than one year	1,195
1-3 years	2,369
3-5 years	1,759
Total	5,323

The Company also has deposits in escrow accounts totaling CHF 0.6 million and CHF 0.4 million for leases of the Company’s premises as of June 30, 2025 and December 31, 2024, respectively. These deposits are presented in Long-term financial assets on the Company’s condensed consolidated balance sheets.